Document And Entity Information	12 Months Ended
Nov. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Document Type	20-F
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	17,906,937
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated balance sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
Current
Cash and cash equivalents	$ 497,016	$ 4,817,088
Accounts receivable	2,778	3,383
Investment tax credits	301,932	349,861
Prepaid expenses, sundry and other assets	137,449	124,982
	939,175	5,295,314
Property and equipment, net (Note 4)	1,535,703	951,914
	2,474,878	6,247,228
Current
Accounts payable	512,360	554,210
Accrued liabilities (Note 5)	224,797	436,154
Employee costs payable (Note 7)	663,222	736,073
Current portion of capital lease obligations (Note 8)	51,524	43,383
Due to related parties (Note 6)	783,717	757,126
	2,235,620	2,526,946
Deferred revenue		107,091
Capital lease obligations (Note 8)	46,242	95,206
Warrant liability (Note 13)	1,960,893	6,611,015
	4,242,755	9,340,258
Authorized
Unlimited common shares without par value (in Shares)
Unlimited preference shares (in Shares)
Issued and outstanding
17,906,937 common shares (2011 - 15,908,444)	147,152	147,152
Additional paid-in capital	28,409,665	20,822,672
Accumulated other comprehensive loss	(240,010)	(115,035)
Accumulated deficit	(30,084,684)	(23,947,819)
	(1,767,877)	(3,093,030)
Contingencies (Note 15)
	$ 2,474,878	$ 6,247,228

Consolidated balance sheets (Parentheticals) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Unlimited common shares, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)
Common shares, Issued (in Shares)	17,906,937	15,908,444
Common shares, Outstanding (in Shares)	17,906,937	15,908,444

Consolidated statements of operations and comprehensive loss (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Revenue
Research and development	$ 107,091	$ 501,814	$ 1,459,385
	107,091	501,814	1,459,385
Expenses
Research and development	5,992,417	5,125,608	4,533,310
Selling, general and administrative	3,672,313	2,925,454	2,699,204
Depreciation (Note 4)	452,303	227,456	242,778
Write-down on long lived assets (Note 4)	107,123		36,481
	10,224,156	8,278,518	7,511,773
Loss from operations	(10,117,065)	(7,776,704)	(6,052,388)
Fair value adjustment of derivative liabilty (Note 13)	3,841,233	5,346,878	223,782
Financing expense (Note 9)		(2,357,732)
Net foreign exchange gain (loss)	181,682	(70,036)	138,949
Interest income	20,691	60,790	27,001
Interest expense	(63,406)	(83,473)	(98,435)
Loss	(6,136,865)	(4,880,277)	(5,761,091)
Other comprehensive (loss) income
Foreign exchange translation adjustment	(124,975)	110,441	116,368
Comprehensive loss	$ (6,261,840)	$ (4,769,836)	$ (5,644,723)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.36)	$ (0.33)	$ (0.53)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	17,258,686	14,994,118	10,907,054

Consolidated statements of shareholders' equity (deficiency) (USD $)	Special Voting Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, at Nov. 30, 2009	$ 16,969	$ 18,263,340	$ (341,844)	$ (13,306,451)	$ 4,632,014
Balance, (in Shares) at Nov. 30, 2009	10,907,054
Share issuance cost and cost adjustments		68,328			68,328
Stock options to broker		13,711			13,711
Stock options to employees		964,016			964,016
Stock options to non-management board members		59,610			59,610
Other comprehensive gain (loss)			116,368		116,368
Loss				(5,761,091)	(5,761,091)
Net Period Change in Consolidated statements of operations and comprehensive loss		1,105,665	116,368	(5,761,091)	(4,539,058)
Balance, at Nov. 30, 2010	16,969	19,369,005	(225,476)	(19,067,542)	92,956
Balance, (in Shares) at Nov. 30, 2010	10,907,054
Issuance of common shares (in Shares)	4,800,000
Shares issued for options exercised (Note 10)	130,183	(37,018)			93,165
Shares issued for options exercised (Note 10) (in Shares)	25,000				25,000
Stock options to employees		674,746			674,746
Stock options to non-management board members		27,714			27,714
DSU's to non-management board members		33,101			33,101
Issuance of shares on exercise of cashless warrants		755,124			755,124
Issuance of shares on exercise of cashless warrants (in Shares)	176,469
Other comprehensive gain (loss)			110,441		110,441
Loss				(4,880,277)	(4,880,277)
Cancellation on shares exchanged (in Shares)	(79)
Net Period Change in Consolidated statements of operations and comprehensive loss	130,183	1,453,667	110,441	(4,880,277)	(3,185,986)
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	5,001,390
Balance, at Nov. 30, 2011	147,152	20,822,672	(115,035)	(23,947,819)	(3,093,030)
Balance, (in Shares) at Nov. 30, 2011	15,908,444
Issuance of common shares (in Shares)	1,818,182
Issuance of common shares		5,000,000			5,000,000
Share issuance cost and cost adjustments		(779,271)			(779,271)
Stock options to employees		2,251,325			2,251,325
Stock options to non-management board members		72,520			72,520
DSU's to non-management board members		36,727			36,727
Issuance of shares on exercise of cashless warrants		1,005,692			1,005,692
Issuance of shares on exercise of cashless warrants (in Shares)	180,315
Other comprehensive gain (loss)			(124,975)		(124,975)
Loss				(6,136,865)	(6,136,865)
Cancellation on shares exchanged (in Shares)	(4)
Net Period Change in Consolidated statements of operations and comprehensive loss		7,586,993	(124,975)	(6,136,865)	1,325,153
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	1,998,493
Balance, at Nov. 30, 2012	$ 147,152	$ 28,409,665	$ (240,010)	$ (30,084,684)	$ (1,767,877)
Balance, (in Shares) at Nov. 30, 2012	17,906,937

Consolidated statements of cash flows (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Loss	$ (6,136,865)	$ (4,880,277)	$ (5,761,091)
Items not affecting cash
Depreciation	452,303	227,456	242,778
Stock-based compensation (Note 10)	2,323,845	702,460	1,023,626
Deferred share units (Note 11)	36,727	33,101	12,426
Interest accrual	45,278	7,739	95,113
Investment tax credit written off (Note 18)	39,170		26,832
Fair value adjustment of derivative liability (Note 13)	(3,841,233)	(5,346,878)	(223,782)
Write-down on long lived assets (Note 4)	107,123		36,481
Financing expense (Note 9)		884,587
Unrealized foreign exchange (gain) loss	(145,724)	203,604	195,361
Change in non-cash operating assets & liabilities
Accounts receivable	605	(1,764)	3,808
Investment tax credits	57,094	869,406	675,461
Prepaid expenses and sundry assets	(10,206)	17,189	36,776
Accounts payable and accrued liabilities	(475,387)	203,743	(1,117,563)
Deferred revenue	(107,091)	98,186	(1,440,421)
Cash flows used in operating activities	(7,654,361)	(6,981,448)	(6,194,195)
Financing activities
Payments to related parties (Note 6)		(801,551)	(860,703)
Repayment of capital lease obligations	(44,364)	(22,452)	(36,317)
Deferred offering cost			(9,981)
Issuance of common shares on exercise of stock options (Note 10)		93,165
Proceeds from issuance of shares and warrants, gross	5,000,000	12,000,000
Proceeds from issuance of shares on exercise of warrants (Note 13)	187,500
Share issuance cost	(779,271)
Cash flows provided from (used in) financing activities	4,363,865	11,269,162	(907,001)
Purchase of property and equipment	(1,036,092)	(262,142)	(133,878)
Cash flows used in investing activities	(1,036,092)	(262,142)	(133,878)
Effect of foreign exchange gain on cash held in foreign currency	6,516	2,380	9,718
(Decrease) increase in cash and cash equivalents	(4,320,072)	4,027,952	(7,225,356)
Cash and cash equivalents, beginning of period	4,817,088	789,136	8,014,492
Cash and cash equivalents, end of period	497,016	4,817,088	789,136
Supplemental cash flow information
Interest paid (Note 6)	$ 39,173	$ 163,099	$ 104,943

Note 1 - Nature of Operations	12 Months Ended
Nov. 30, 2012
Nature of Operations [Text Block]
1.	Nature of operations

Intellipharmaceutics International Inc. (“IPC” or the “Company”) is a pharmaceutical company specializing in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs.

On October 22, 2009, IntelliPharmaCeutics Ltd. (“IPC Ltd. “) and Vasogen Inc. (“Vasogen”) completed a plan of arrangement and merger (the “IPC Arrangement Agreement”), resulting in a publicly-traded company, Intellipharmaceutics International Inc., which is incorporated under the laws of Canada and whose shares are traded on the Toronto Stock Exchange and NASDAQ.

The Company earns revenues from development contracts which provide upfront fees, milestone payments, reimbursement of certain expenditures and royalty income upon commercialization of its products. The Company has incurred losses from operations since inception, and has an accumulated deficit of $30,084,684 as at November 30, 2012 (November 30, 2011 and 2010 - $23,947,819 and $19,067,542) respectively. Previously, the Company funded its research and development activities through the issuance of capital stock, loans from related parties, funds from the IPC Arrangement Agreement and funds received under development agreements. There is no certainty that such funding will be available going forward.

The consolidated financial statements are prepared on a going concern basis and substantial doubt exists on the appropriateness of this.  In order for the Company to continue operations at existing levels, the Company expects that over the next twelve months the Company will require significant additional capital.  While the Company expects to satisfy its operating cash requirements for at least the next twelve months from cash on hand, collection of anticipated revenues resulting from future commercialization activities, development agreements or marketing license agreements, through managing operating expense levels, funds from senior management through the convertible debenture described elsewhere herein, equity and/or debt financings, and/or new strategic partners funding some or all costs of development, there can be no assurance that the Company will be able to obtain any such capital on terms or in amounts sufficient to meet its needs or at all.  The availability of financing will be affected by, among other things, the results of its research and development, its ability to obtain regulatory approvals, the market acceptance of its products, the state of the capital markets generally, strategic alliance agreements, and other relevant commercial considerations.  In addition, if the Company raises additional funds by issuing equity securities, its then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require us to agree to operating and financial covenants that would restrict its operations.  In the event that the Company does not obtain additional capital over the next twelve months, there may be substantial doubt about its ability to continue as a going concern and realize its assets and pay its liabilities as they become due.  Any failure by the Company to raise additional funds on terms favorable to the Company, or at all, may require the Company to significantly change or curtail its current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in its not taking advantage of business opportunities, in the termination or delay of clinical trials for one or more of its product candidates, in curtailment of its product development programs designed to identify new product candidates, in the sale or assignment of rights to its technologies, products or product candidates, and/or its inability to file abbreviated new drug applications (“ANDAs”) or New Drug Applications (“NDAs”) at all or in time to competitively market its products or product candidates.

The audited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 - Basis of Presentation	12 Months Ended
Nov. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
2.	Basis of presentation

(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), and Vasogen Corp. These consolidated financial statements also include the results of Vasogen Ireland Ltd. up to June 27, 2012, the date of its dissolution.

All inter-company accounts and transactions have been eliminated on consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the determination of estimated useful lives of property and equipment; the fair values of financial assets and liabilities; the determination of units of accounting for revenue recognition; the expected term of the Company's continued involvement in the research and development of each contract; the fair value of stock options and the determination of performance criteria for expensing share-based payments; the fair value of warrants; evaluation of income tax positions; the determination of valuation allowances; the determination of investment tax credits: accrued liabilities; deferred revenue; and forecasting future cash flows for assessing whether there are any impairments of long-lived assets.

Note 3 - Significant Accounting Policies	12 Months Ended
Nov. 30, 2012
Significant Accounting Policies [Text Block]
3.	Significant accounting policies

(a)	Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three months or less to be cash equivalents. Cash equivalent balances consist of bankers acceptances and bank accounts with variable, market rates of interest.

The financial risks associated with these instruments are minimal and the Company has not experienced any losses from investments in these securities. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.

(b)	Financial Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

(c)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts submitted by management based on research and development costs incurred during the year up to November 30, 2012.

Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

(d)	Property and equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital leases are pledged as collateral for the related lease obligation. Repairs and maintenance expenditures are charged to operations; major betterments and replacements are capitalized. Depreciation bases and rates are as follows:

Assets	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease

Leasehold improvements and assets acquired under capital leases are depreciated over the term of their useful lives or the lease period, whichever is shorter. The charge to operations resulting from depreciation of assets acquired under capital leases is included with depreciation expense.

(e)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on internal or external appraisals.

(f)	Warrants

The Company issued warrants as described in Notes 9(b) and 13.  The warrants are presented as a liability because they do not meet the criteria of Accounting Standard Codification (“ASC”) topic 480 for equity classification. Subsequent changes in the fair value of the warrants are recorded in the consolidated statements of operations.

(g)	Revenue recognition

The Company accounts for revenue in accordance with the provision of ASC topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, research and development support payments, scale-up services and royalty payments on sales of resulting products. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition. A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

For contracts that have been put on hold, the Company does not recognize any upfront fees from the period in which the product was on hold. For contracts that are terminated or abandoned, the Company recognizes all of the remaining unrecognized upfront fees in the period in which the contract was terminated, and net of amounts that are reimbursable, if any.

Revenue from the achievement of research and development milestones, if deemed substantive, is recognized as revenue when the milestones are achieved, and the milestone payments are due and collectible. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is non-refundable; (ii) achievement of the milestone was not reasonably assured at the inception of the arrangement; (iii) substantive effort is involved to achieve the milestone; and (iv) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with achievement of the milestone. If any of these conditions are not met, the Company recognizes a proportionate amount of the milestone payment upon receipt as revenue that correlates to work already performed and the remaining portion of the milestone payment would be deferred and recognized as revenue as the Company completes its performance obligations.

Other services

Scale-up is the process of translating a laboratory batch to a much larger (manufacturing scale) batch. Revenue generated from any scale-up activities is recorded under ASC topic 605. Costs and profit margin related to these services that are in excess of amounts billed are recorded in accounts receivable, and amounts billed related to these services that are in excess of costs and profit margin are recorded in deferred revenue.

Royalties

The Company will recognize revenue from royalties based on licensees' sales of the Company's products or technologies. Royalties are recognized as earned in accordance with the contract terms when royalties from licenses can be reasonably estimated and collectability is reasonably assured. To date, the Company has not yet recognized any royalty revenue.

(h)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(i)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 14.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

(j)	Translation of foreign currencies

The financial statements of Intellipharmaceutics International Inc. are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the statement of operations and comprehensive loss.

(k)	Stock-based compensation

The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the appropriate term. The provisions of the Company's stock-based compensation plans do not require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity.

Share-based compensation expense recognized during the period is based on the value of share-based payment awards that are ultimately expected to vest. The Company estimates forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The share based compensation expense is recorded in the statement of operations and comprehensive loss under research and development expense and under selling, general and administration expense. Note 10 provides supplemental disclosure of the Company's stock options.

(l)	Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options and warrants to purchase 7,830,059, 7,876,229, and 1,687,914 common shares of the Company during fiscal 2012, 2011, and 2010, respectively, were not included in the computation of diluted EPS because the Company has incurred a loss for the years ended November 30, 2012, 2011 and 2010 as the effect would be anti-dilutive.

(m)	Comprehensive loss

The Company follows ASC topic 810-10. This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is loss plus certain items that are recorded directly to shareholders' equity. Other than foreign exchange gains and losses arising from cumulative translation adjustments, the Company has no other comprehensive loss items.

(n)	Fair value measurement

Under ASC topic 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic 820 establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. The adoption of ASC topic 820 for financial assets and liabilities did not have a material effect on the Company's consolidated financial statements, or result in any significant changes to its valuation techniques or key considerations used in valuations.

(o)	Recently adopted accounting pronouncements

In May 2011, the FASB provided amendments ASU 2011-4 “Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments provide clarification and/or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. These amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-4 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.

In June 2011, the FASB provided amendments ASU 2011-05 “Presentation of Comprehensive Income” requiring an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. Additionally, the amendments require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements, as the Company was already presenting its statement of comprehensive income in accordance with the guidelines above.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements."  The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05 (i.e., those related to the requirement to report the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements). Accordingly, for public entities, the effective date is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company adopted ASU 2011-12 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.

Note 4 - Property and Equipment	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

			November 30, 2012
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	243,798	188,935	54,863
Computer software	126,568	53,916	72,652
Furniture and fixtures	140,829	98,091	42,738
Laboratory equipment	2,602,478	1,383,709	1,218,769
Leasehold improvements	1,108,246	1,108,246	-
Laboratory equipment under capital lease	225,192	88,617	136,575
Computer equipment under capital lease	84,990	74,884	10,106
	4,532,101	2,996,398	1,535,703

			November 30, 2011
	Cost	Accumulated amortization	Carrying value
	$	$	$

Computer equipment	185,662	145,070	40,592
Computer software	39,355	27,808	11,547
Furniture and fixtures	111,255	76,187	35,068
Laboratory equipment	1,941,659	1,264,505	677,154
Leasehold improvements	940,362	927,021	13,341
Lab equipment under capital lease	201,622	44,128	157,494
Computer under capital lease	76,093	59,375	16,718
	3,496,008	2,544,094	951,914

Depreciation for the year ended November 30, 2012 was $452,303 (November 30, 2011 - $227,456; November 30, 2010 - $242,778).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2012, the Company recorded a $107,123 write-down of long-lived assets (2011 - $Nil; 2010 – $36,481). The Company performed an asset inspection at the end of the fiscal year and noted assets which were not in use or had nominal value. The fair value of these assets were determined based on internal appraisals as per the Company’s accounting policy.

Note 5 - Accrued Liabilities	12 Months Ended
Nov. 30, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued liabilities
	November 30, 2012	November 30, 2011
	$	$

Professional fees	116,179	307,465
Other	108,618	128,689
	224,797	436,154

Note 6 - Due to Related Parties	12 Months Ended
Nov. 30, 2012
Related Party Transactions Disclosure [Text Block]
6.	Due to related parties

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	November 30, 2012	November 30, 2011
	$	$
Promissory note payable to two directors and officers of the Company, unsecured 6% annual interest rate on the outstanding loan balance (i) (2012 - C$750,534; 2011 - C$774,330)	755,368	729,520
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms. (2012 - C$28,167; 2011 - C$28,167)	28,349	27,606
	783,717	757,126

Interest expense on the promissory note payable to related parties for the year ended November 30, 2012 is $45,278 (November 30, 2011  - $73,011; November 30, 2010 - $94,055) and has been included in the consolidated statement of operations and comprehensive loss.

(i)
Effective October 22, 2009 (“effective date”), the promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the “Promissory Note”) was amended to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the securities offering completed on February 1, 2011, and/or amounts received by IPC Corp for the scientific research tax credits received after the effective date for research expenses of IPC Corp incurred before the effective date and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2012, no principal repayment was made (2011 - $801,551; 2010 - $755,760) and interest payment of $39,173 (C$39,083) (2011 – $163,099; 2010 - $104,943) in respect of the promissory note was repaid by the Company in accordance with the terms of the IPC Arrangement Agreement.

As described in Note 7, the Company had salaries payable to the two principal shareholders.

Note 7 - Employee Costs Payable	12 Months Ended
Nov. 30, 2012
Compensation Related Costs, General [Text Block]
7.	Employee costs payable

As at November 30, 2012, the Company had $472,619 (November 30, 2011 - $472,619) salaries payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $190,603 (November 30, 2011 - $263,454) for other amounts payable to certain employees.  These balances are due on demand and therefore presented as current in nature.

Note 8 - Lease Obligations	12 Months Ended
Nov. 30, 2012
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
8.	Lease obligations

The Company leases facilities under an operating lease which expires on November 2013, with an option to extend the lease on comparable terms for five additional years.  The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2012:

Year ending November 30, 2012	Capital Lease	Operating Lease
	$	$

2013	62,470	89,016
2014	49,251	-
	111,721	89,016
Less: amounts representing interest at 14%	13,955	-
	97,766	89,016
Less: Current portion	51,524	-
Balance, long-term portion	46,242	89,016

Note 9 - Capital Stock	12 Months Ended
Nov. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
9.	Capital stock

Authorized, issued and outstanding

(a)
The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2012 the Company has 17,906,937 (2011 – 15,908,444) common shares issued and outstanding, and no preference shares issued and outstanding.

(b)

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 6,005,751 (2011 - 5,997,751) common shares or approximately 34% (2011 – 38%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Common shares of the Company are entitled to receive, as and when declared by the board of the Company, dividends in such amounts as shall be determined by the board of the Company. The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b)
On February 1, 2011, the Company completed a private offering for the sale and issuance of 4,800,000 units of the Company. Each unit consisted of one share of common stock, a five year Series A common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and a two year Series B common share purchase warrant to purchase one half of a share of common stock at an exercise price of $2.50 per whole share for gross proceeds of $12,000,000. The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per whole share. The holders of Series A and Series B common share purchase warrants and placement agents warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between market price of common share and the exercise price divided by the market price.

Under U.S. GAAP where the strike price of the warrants is denominated in a currency other than an entity's functional currency, the warrants would not be considered indexed to the entity’s own stock, and would consequently be considered to be a derivative liability. Also under U.S. GAAP, warrants with the cashless exercise option satisfying the explicit net settlement criteria are considered a derivative liability.

The Series A, Series B common share purchase warrants and placement agents warrants are denominated in U.S. dollars and IPC’s functional currency is Canadian dollars. As a result, the Company determined that these warrants are not considered indexed to the Company’s own stock and characterized the fair value of these warrants as derivative liabilities upon issuance. The derivative has been subsequently marked to market through the statement of operations and comprehensive loss.

The Company incurred financing expenses of $2,357,732, which includes placement agent warrants with a fair value of $229,005 and $655,582 as the cost of the private offering.

The Company determined that the fair value of the warrant liability at issuance to be $12,655,582 based upon a Black-Scholes Options Pricing Model calculation (Note 13). The Company recorded the full value of the derivative as a liability at issuance with an offset to valuation discount. As the fair value of the liability of $12,655,582 exceeded the proceeds of $12,000,000, the excess of the liability over the proceeds amount of $655,582 was considered to be a cost of the private offering, which was included in the financing expenses.

(c)	On March 15, 2012, the Company completed a registered direct common share offering for gross proceeds of $5,000,000. The Company sold an aggregate of 1,818,182 shares to U.S. institutional investors at a price of $2.75 per share. Professional, regulatory and other costs in the amount of $779,271 directly attributable to the common share offering have been recorded as share issuance costs in shareholders deficiency.

Note 10 - Options	12 Months Ended
Nov. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Restricted share units

Effective May 28, 2010, the Company’s shareholders approved a Restricted Share Unit (“RSU”) Plan for officers and employees of the Company and reserved a maximum of 330,000 common shares for issuance under the plan. The RSU Plan will form part of the incentive compensation arrangements available to officers and employees of the Company and its designated affiliates. An RSU is a unit equivalent in value to one common share of the Company. Upon vesting of the RSUs and the corresponding issuance of common shares to the participant, or on the forfeiture and cancellation of the RSUs, the RSUs credited to the participant’s account will be cancelled. No RSUs have been issued under the plan.

Stock Options [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 1,790,694 based on the number of issued and outstanding common shares as at November 30, 2012. As at November 30, 2012, 1,375,119 options are outstanding under the employee stock option plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years. As at November 30, 2012, there were 415,575 options available for grant under the Employee Stock Option Plan.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 1,381,970 performance-based stock options have been vested as of November 30, 2012. These options were still outstanding as at November 30, 2012 and will expire in 2014.

In the year ended November 30, 2012, Nil (2011 – 120,000) stock options to non-management board members and a grant of 955,000 (2011 – Nil) stock options to management were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model, consistent with the provisions of Accounting Standards Codification topic ASC 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The assumptions presented in the table below represent the weighted average of the applicable assumption used to value stock options at their grant date.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that has an expected life than is more than two years. For options that have an expected life of less than three years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk free rate assumed in valuing the options is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted in 2012 and 2011 was estimated using the following assumptions:

	2012	2011

Volatility	64.7%	63.8%
Risk-free interest rate	0.08%	0.02%
Expected life (in years)	10.00	7.77
Dividend yield	-	-
The weighted average grant date fair value per options granted	$2.51	$1.86

Details of stock option transactions are as follows:

			November 30, 2012			November 30, 2011			November 30, 2010
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	3,216,954	5.33	2.82	3,038,698	5.53	2.87	2,939,188	6.48	3.46
Granted	955,000	3.27	2.51	328,000	3.51	1.84	152,722	3.36	1.59
Exercised	-	-	-	(25,000)	3.73	1.55	-	-	-
Forfeiture	(32,862)	-	-	(4,667)	-	-	(25,000)	-	-
Expired	(33)	69.74	53.82	(120,077)	6.01	1.61	(28,212)	51.47	25.29
Balance at end of period	4,139,059	4.86	2.76	3,216,954	5.53	2.87	3,038,698	6.48	3.46

Options exercisable, end of year	2,286,589	5.94	3.55	1,585,816	7.11	4.03	1,328,667	8.00	4.45

As of November 30, 2012, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

				Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	4,094,833	3.52	3.90	1.85	2,242,363	3.48	1.89
5.01 - 7.50	-	-	-	-	-	-	-
7.51 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	36,032	39.52	4.83	30.99	36,032	39.50	30.99
300.00 - 500.00	3,971	331.15	3.30	223.52	3,971	331.15	223.52
500.01 - 1,000.00	4,190	705.99	0.29	435.71	4,190	705.99	435.71
1,000.01 - 1,500.00	33	1,149.13	1.45	709.18	33	1,149.13	709.18
	4,139,059	4.86			2,286,589	5.94

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2012 is approximately $2,214,000 (November 30, 2011 - $2,214,000). For the year ended November 30, 2012, no compensation cost has been recognized for the remaining unvested performance-based options.  For the year ended November 30, 2011, the Company recorded stock based compensation expense of $442,800 related to meeting the performance criteria of 276,394 options.

No options were exercised in the year ended November 30, 2012.  For the year ended November 30, 2011, 25,000 options were exercised for a cash consideration of $93,165 and no options were exercised in the year ended November 30, 2010.

During the year ended November 30, 2012, no stock options were granted to employees. For the fiscal year ended November 30, 2011, 208,000 stock options were granted.

The following table summarizes the components of stock-based compensation expense.

	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Research and development	1,505,061	601,423	885,600
Selling, general and administrative	818,784	101,037	138,026
	2,323,845	702,460	1,023,626

The Company has estimated its stock option forfeitures to be $Nil at November 30, 2012 (2011 - $7,302; 2010 - $Nil).

Note 11 - Deferred Share Units	12 Months Ended
Nov. 30, 2012
Deferred Compensation Arrangements Disclosure [Text Block]
11.	Deferred share units

Effective May 28, 2010, the Company’s shareholders approved a DSU Plan to grant DSUs to its non-management directors and reserved a maximum of 110,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the Toronto Stock Exchange. Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the year ended November 30, 2012, one non-management board member elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at November 30, 2012, 22,449 DSUs are outstanding and 87,551 DSUs are available for grant under the DSU Plan.

	November 30, 2012		November 30, 2011
	$	shares	$	shares

Additional paid in capital	36,727	12,199	33,101	10,250
Accrued liability	9,688	4,611	6,569	2,050

Note 13 - Warrants	12 Months Ended
Nov. 30, 2012
Warrants [Text Block]
13.	Warrants

Under U.S. GAAP, where the strike price of warrants is denominated in a currency other than an entity's functional currency  the warrants would not be considered indexed to the entity’s own stock.  In connection with the February 1, 2011 private offering, the Company issued 4,800,000 five year Series A common shares purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share and 4,800,000 two year Series B common shares purchase warrants to purchase one half of a share of common stock at an exercise price of $2.50 per whole share.  As noted in Note 9 these warrants are considered to be a derivative liability.

The  fair value of the Series A warrants of $7,214,366 and Series B warrants of $5,441,216 have been initially estimated at February 1, 2011 using the Black-Scholes Options Pricing Model, using volatilities of 70% and 59%, risk free interest rates of 0.99% and 0.29%, expected lives of 5 and 2 years, and dividend yields in each case of Nil, respectively.

The Company also issued to the placement agents 96,000 warrants to purchase a share of common stock at an exercise price of $3.125 per share.  The fair value of the placement agents’ warrants was initially estimated at February 1, 2011 as $229,005 using the Black-Scholes Options Pricing Model, using volatility of 67%, a risk free interest rate of 0.99%, an expected life of 3 years, and a dividend yield of Nil. These placement agent warrants were expensed and are included in financing expense.

The following table provides information on the 7,286,000 warrants outstanding and exercisable as of November 30, 2012:

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise
Series B	2.50	3,470,000	February 1, 2013	1,735,000
Agent	3.125	96,000	March 30, 2014	96,000
Series A	2.50	3,720,000	February 1, 2016	1,860,000
		7,286,000		3,691,000

During the year ended November 30, 2012, there were cash and cashless exercises in respect of 150,000 (2011 – Nil) and 1,300,000 (2011 – 960,000) warrants respectively, resulting in the issuance of 75,000 (2011 – Nil) and 105,315 (2011 – 176,469) common shares respectively. The fair value of $1,005,692 for these shares was recorded as a charge to additional paid-in capital.  Details of warrant transactions are as follows:

	November 30, 2012	November 30, 2011

Outstanding, beginning of year	8,979,275	357,237
Issued during the year	-	9,696,000
Exercised during the year	(1,450,000)	(960,000)
Expired during the year	(243,275)	(113,962)
Outstanding, end of year	7,286,000	8,979,275

U.S. GAAP requires the fair value of these liabilities be re-measured at the end of every reporting period with the change in value reported in the statement of operations and comprehensive loss.

Accordingly, the fair value of the Series A and Series B warrants at November 30, 2012 using the Black-Scholes Options Pricing Model was estimated to be $1,659,492 (2011 - $3,786,049) and $276,038 (2011 - $2,741,185) respectively, and the fair value of the agent warrants was estimated to be $25,363 (2011- $83,781), using the following assumptions as of November 30, 2012:

13.	Warrants (continued)

Warrant	Warrants outstanding	Volatility	Risk free rate	Expected life (years)
		%	%

Series A	3,720,000	54.90	0.37%	3.1
Series B	3,470,000	48.20	0.18%	0.2
Agent	96,000	46.15	0.18%	1.1

The change in the fair value of the warrants from the previously recorded amount to November 30, 2012 amounting to a gain of $3,841,233 (2011 - $5,346,878: 2010 - $223,782) has been recorded as fair value adjustment of derivative liability in the statement of operations and comprehensive loss.

Note 14 - Income taxes	12 Months Ended
Nov. 30, 2012
Income Tax Disclosure [Text Block]
14.	Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30, 2012	November 30, 2011	November 30, 2010
	%	%	%

Statutory income tax rate	27	28	31

	$	$	$

Statutory income tax recovery	(1,632,406)	(1,366,478)	(1,785,938)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)	-	-
Ontario tax rate change	(420,990)	-	-
Foreign exchange change	(230,695)	-	-
True up of tax returns, etc.	28,629	238,531	(320,288)
	-	-	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,031,917	4,147,325	2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	-	-	-

At November 30, 2012, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$

2014	(1,787,361)
2015	(2,276,467)
2026	(548,823)
2027	-
2028	(1,467,117)
2029	(1,502,598)
2030	(3,879,335)
2031	(5,278,281)
2032	(5,923,991)
(22,663,973)

United States Federal income tax losses expiring in the year ended November 30,
$

2024	23,426
2025	16,234
2026	34,523
74,183

At November 30, 2012, the Company had a cumulative carry-forward pool of Federal SR&ED expenditures in the amount of approximately $9,822,000 (2011 - $7,549,000) which can be carried forward indefinitely.

At November 30, 2012, the Company had approximately $427,000 (2011 - $362,000) of Ontario harmonization credits, which will expire on the November 30, 2015 taxation year. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

At November 30, 2012, the Company had approximately $2,089,000 (November 30, 2011 - 1,352,000; November 30, 2010 - $740,200) of unclaimed ITCs which expire from 2025 to 2032. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2012 or November 30, 2011.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2006 to 2012 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company did not incur any interest expense related to uncertain tax positions in 2012, 2011 and 2010 or any penalties in those years. The Company had no accrued interest and penalties as of November 30, 2012 and 2011.

The Company had no unrecognized tax benefits in 2012, 2011 and 2010, and the Company does not expect that the unrecognized tax benefit will increase within the next twelve months.

Note 15 - Contingencies	12 Months Ended
Nov. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
15.	Contingencies

From time to time the Company may be exposed to claims and legal actions in the normal course of business, which may be initiated by the Company. As at January 29, 2013, there were no pending or threatened litigation claims outstanding other than the ones described in the following paragraphs.

Pursuant to an arrangement agreement between Vasogen and Cervus LP (“Cervus”) dated August 14, 2009 (the "Cervus Agreement"), Vasogen and a Vasogen subsidiary (“New Vasogen”) entered into an indemnity agreement (the "Indemnity Agreement"), which became an obligation of the Company as of October 22, 2009. The Indemnity Agreement is designed to provide Cervus with indemnification for claims relating to Vasogen's and New Vasogen's business that are brought against Cervus in the future, subject to certain conditions and limitations. The Company's obligations under the Indemnity Agreement relating to the Tax pools defined in the Indemnity Agreement are limited to an aggregate of C$1,455,000 with a threshold amount of C$50,000 before there is an obligation to make a compensation payment. The Company does not expect to have to pay any amount under this indemnity agreement.

In February 2012, the Company filed an amendment to the ANDA for generic Focalin to include the 40 mg strength of dexmethylphenidate hydrochloride extended-release capsules.  Celgene Corporation, Novartis Pharmaceuticals Corporation, and Novartis Pharma AG, have filed a Complaint against Intellipharmaceutics Corp. for alleged patent infringement in the United States District Court for the District of New Jersey. In addition, Alkermes Pharma Ireland Limited (successor in title to Elan Pharma International Limited) has filed a Complaint against Intellipharmaceutics Corp. and Intellipharmaceutics Ltd. for alleged patent infringement in the United States District Court for the District of Delaware. Both Complaints are in relation to Intellipharmaceutics’ generic version of 40 mg Focalin XR®.

Both of these actions have been stayed on the consent of all parties pending ongoing settlement discussions. In view of the previous settlements related to five dosage strengths of the same drug product, the Company believes it is reasonable to expect that the litigation relating to the 40 mg strength could also be settled on terms satisfactory to the Company, although no assurance can be provided to this effect. Lawsuits such as these are an ordinary and expected part of the process of obtaining approval to commercialize a generic drug product in the United States. Intellipharmaceutics remains confident that its generic version of 40 mg Focalin XR® does not in any event infringe the patents in issue.

Note 16 - Financial instruments	12 Months Ended
Nov. 30, 2012
Financial Instruments Disclosure [Text Block]
16.           Financial instruments

(a)	Fair values

The Company follows ASC topic 820, “Fair Value Measurements and Disclosures” which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of ASC 820 apply to other accounting pronouncements that require or permit fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date; and establishes a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

Inputs refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of the hierarchy are defined as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for substantially the full term of the financial instrument.

Level 3 inputs are unobservable inputs for asset or liabilities.

The categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Fair value of cash is measured based on Level 1 inputs and fair value of warrant liability is measured based on Level 2 inputs referred to in the three levels of the hierarchy noted above.

The carrying values of cash and cash equivalents, accounts receivable, and accounts payable, accrued liabilities, employee cost payable, capital lease obligations and due to related party loan approximates their fair values because of the short-term nature of these instruments.

(b)	Interest rate and credit risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in interest rates. The Company does not believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates, relative to interest rates on cash and cash equivalents, due to related parties and capital lease obligations due to the short-term nature of these balances.

Trade accounts receivable potentially subjects the Company to credit risk. The Company provides an allowance for doubtful accounts equal to the estimated losses expected to be incurred in the collection of accounts receivable.

The following table sets forth details of the cash and cash equivalents:

	November 30, 2012	November 30, 2011
	$	$

Cash	447,016	3,817,158
Bankers acceptance	50,000	999,930
(30 days maturity, interest 0.10%)
Total cash and cash equivalents	497,016	4,817,088

The following table sets forth details of the aged accounts receivable that are not overdue as well as an analysis of overdue amounts and the related allowance for doubtful accounts:

	November 30, 2012	November 30, 2011
	$	$

Total accounts receivable	2,778	3,383
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	2,778	3,383

Not past due	2,778	1,122
Past due for more than 31 days but no more than 60 days	-	1,096
Past due for more than 61 days but no more than 90 days	-	1,165
Total accounts receivable, net	2,778	3,383

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of uncollateralized accounts receivable. The Company’s maximum exposure to credit risk is equal to the potential amount of financial assets. For the year ended November 30, 2012, one customer accounted for 100% of revenue of the Company and 100% of the accounts receivable of the Company. For the year ended November 30, 2011, two customers accounted for 98% and 2% of the revenue of the Company and 100% of accounts receivable of the Company. For the year ended November 30, 2010, one customer accounted for 100% of revenue of the Company and 100% of the accounts receivable of the Company.

The Company is also exposed to credit risk at period end from the carrying value of its cash. The Company manages this risk by maintaining bank accounts with a Canadian Chartered Bank. The Company’s cash is not subject to any external restrictions.

(c)	Foreign exchange risk

The Company has balances in Canadian dollars that give rise to exposure to foreign exchange (“FX”) risk relating to the impact of translating certain non-U.S. dollar balance sheet accounts as these statements are presented in U.S. dollars. A strengthening U.S. dollar will lead to a FX loss while a weakening U.S. dollar will lead to a FX gain. For each Canadian dollar balance of $1.0 million a +/- 10% movement in the Canadian currency held by the Company versus the US dollar would affect the Corporation’s loss and other comprehensive loss by $0.1 million.

Balances denominated in foreign currencies that are considered financial instruments are as follows:

		November 30, 2012		November 30, 2011
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	0.9936		1.0203
	$	$	$	$

Assets
Cash	247,397	248,991	580,958	569,399
Investment tax credits	300,000	301,932	356,963	349,861
	547,397	550,923	937,921	919,260
Liabilities
Accounts payable	284,727	286,561	390,190	382,427
Accrued liabilities	106,621	107,308	334,493	327,838
Employee cost payable	189,383	190,603	264,588	259,324
Capital lease	51,194	51,524	44,263	43,382
Due to related party	778,701	783,716	772,496	757,126
	1,410,626	1,419,712	1,806,030	1,770,097
Net exposure	(863,229)	(868,789)	(868,109)	(850,837)

(d)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty raising liquid funds to meet commitments as they fall due. In meeting its liquidity requirements, the Company closely monitors its forecast cash requirements with expected cash drawdown.

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as at November 30, 2012:

	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year
	$	$	$	$	$

Accounts payable	512,360	-	-	-	-
Accrued liabilities	224,797	-	-	-	-
Employee cost payable	663,222	-	-	-	-
Lease obligations	12,188	12,638	13,591	13,107	46,242
Due to related parties	783,717	-	-	-	-
	2,196,284	12,638	13,591	13,107	46,242

Note 17 - Segmented Information	12 Months Ended
Nov. 30, 2012
Segment Reporting Disclosure [Text Block]
17.	Segmented information

The Company's operations comprise a single reporting segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reporting segment, amounts disclosed in the financial statements for revenue, loss for the year, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada.

	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Revenue
United States	107,091	501,814	1,459,385
	107,091	501,814	1,459,385

Total assets
Canada	2,474,878	6,247,228	3,267,706

Total property and equipment
Canada	1,535,703	951,914	925,554

Note 18 - Non-Cash Transactions	12 Months Ended
Nov. 30, 2012
Cash Flow, Supplemental Disclosures [Text Block]
18.	Non-cash transactions

In fiscal 2012, included in research and development expenses is an amount of $39,170 (2011 - $Nil; 2010 - $26,832) related to the write-off of a previously recorded investment tax credit.

Note 19 - Subsequent Events	12 Months Ended
Nov. 30, 2012
Subsequent Events [Text Block]
19.	Subsequent events

The Company completed a private placement financing of an unsecured convertible debenture (the “Debenture”) in the principal amount of $1.5 million, which will mature January 1, 2015.  The Debenture will bear interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder.

Accounting Policies, by Policy (Policies)	12 Months Ended
Nov. 30, 2012
Cash and Cash Equivalents, Policy [Policy Text Block]
(a)	Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three months or less to be cash equivalents. Cash equivalent balances consist of bankers acceptances and bank accounts with variable, market rates of interest.

The financial risks associated with these instruments are minimal and the Company has not experienced any losses from investments in these securities. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(b)	Financial Instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are classified as liabilities, the derivative instrument is initially recorded at its fair value using the appropriate valuation methodology and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss.

Regulatory Income Taxes, Policy [Policy Text Block]
(c)	Investment tax credits

The investment tax credits (“ITC") receivable are amounts considered recoverable from the Canadian federal and provincial governments under the Scientific Research & Experimental Development (“SR&ED”) incentive program. The amounts claimed under the program represent the amounts submitted by management based on research and development costs incurred during the year up to November 30, 2012.

Realization is subject to government approval. Any adjustment to the amounts claimed will be recognized in the year in which the adjustment occurs. Refundable ITCs claimed relating to capital expenditures are credited to property and equipment. Refundable ITCs claimed relating to current expenditures are netted against research and development expenditures.

Property, Plant and Equipment, Policy [Policy Text Block]
(d)	Property and equipment

Property and equipment are recorded at cost. Equipment acquired under capital leases are recorded net of imputed interest, based upon the net present value of future payments. Assets under capital leases are pledged as collateral for the related lease obligation. Repairs and maintenance expenditures are charged to operations; major betterments and replacements are capitalized

Property, Plant and Equipment, Impairment [Policy Text Block]
(e)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may not be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on internal or external appraisals.

Revenue Recognition, Policy [Policy Text Block]
(g)	Revenue recognition

The Company accounts for revenue in accordance with the provision of ASC topic 605 Revenue Recognition. The Company earns revenue from non-refundable upfront fees, milestone payments upon achievement of specified research or development, research and development support payments, scale-up services and royalty payments on sales of resulting products. Revenue is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. From time to time, the Company enters into transactions that represent multiple-element arrangements. Management evaluates arrangements with multiple deliverables to determine whether the deliverables represent one or more units of accounting for the purpose of revenue recognition. A delivered item is considered a separate unit of accounting if the delivered item has stand-alone value to the customer, the fair value of any undelivered items can be reliably determined, and the delivery of undelivered items is probable and substantially in the Company's control.

The relevant revenue recognition accounting policy is applied to each separate unit of accounting.

Research and development

Under arrangements where the license fees and research and development activities can be accounted for as a separate unit of accounting, non-refundable upfront license fees are deferred and recognized as revenue on a straight-line basis over the expected term of the Company's continued involvement in the research and development process.

Deferred revenue represents the funds received from clients, for which the revenues have not yet been earned, as the milestones have not been achieved, or in the case of upfront fees for drug development, where the work remains to be completed.

For contracts that have been put on hold, the Company does not recognize any upfront fees from the period in which the product was on hold. For contracts that are terminated or abandoned, the Company recognizes all of the remaining unrecognized upfront fees in the period in which the contract was terminated, and net of amounts that are reimbursable, if any.

Revenue from the achievement of research and development milestones, if deemed substantive, is recognized as revenue when the milestones are achieved, and the milestone payments are due and collectible. Milestones are considered substantive if all of the following conditions are met: (i) the milestone is non-refundable; (ii) achievement of the milestone was not reasonably assured at the inception of the arrangement; (iii) substantive effort is involved to achieve the milestone; and (iv) the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with achievement of the milestone. If any of these conditions are not met, the Company recognizes a proportionate amount of the milestone payment upon receipt as revenue that correlates to work already performed and the remaining portion of the milestone payment would be deferred and recognized as revenue as the Company completes its performance obligations.

Other services

Scale-up is the process of translating a laboratory batch to a much larger (manufacturing scale) batch. Revenue generated from any scale-up activities is recorded under ASC topic 605. Costs and profit margin related to these services that are in excess of amounts billed are recorded in accounts receivable, and amounts billed related to these services that are in excess of costs and profit margin are recorded in deferred revenue.

Royalties

The Company will recognize revenue from royalties based on licensees' sales of the Company's products or technologies. Royalties are recognized as earned in accordance with the contract terms when royalties from licenses can be reasonably estimated and collectability is reasonably assured. To date, the Company has not yet recognized any royalty revenue.

Research and Development Expense, Policy [Policy Text Block]
(h)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(h)	Research and development costs

Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730. However, materials and equipment are capitalized and amortized over their useful lives if they have alternative future uses.

(i)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 14.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

(j)	Translation of foreign currencies

The financial statements of Intellipharmaceutics International Inc. are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the statement of operations and comprehensive loss.

(k)	Stock-based compensation

The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the appropriate term. The provisions of the Company's stock-based compensation plans do not require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity.

Share-based compensation expense recognized during the period is based on the value of share-based payment awards that are ultimately expected to vest. The Company estimates forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The share based compensation expense is recorded in the statement of operations and comprehensive loss under research and development expense and under selling, general and administration expense. Note 10 provides supplemental disclosure of the Company's stock options.

Income Tax, Policy [Policy Text Block]
(i)	Income taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for losses and tax credit carry forwards. Significant judgment is required in determining whether deferred tax assets will be realized in full or in part. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the year that includes the date of enactments. A valuation allowance is provided for the portion of deferred tax assets that is more likely than not to remain unrealized.

The Company accounts in accordance with ASC topic 740-10. This ASC topic requires that uncertain tax positions are evaluated in a two-step process, whereby (i) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (ii) those tax positions that meet the more likely than not recognition threshold, the Company would recognize the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the related tax authority. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The cumulative effects of the application of the provisions of ASC topic 740-10 are described in Note 14.

The Company records any interest related to income taxes in interest expense and penalties in selling, general and administrative expense.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(j)	Translation of foreign currencies

The financial statements of Intellipharmaceutics International Inc. are measured using the Canadian dollar as the functional currency. The Company's reporting currency is the U.S. dollar. The financial results of the Canadian operations are measured using the Canadian dollar as the functional currency. Assets and liabilities of the Canadian operations have been translated at year end exchange rates and related revenue and expenses have been translated at average exchange rates for the year. Accumulated gains and losses resulting from the translation of the financial statements of the Canadian operations are included as part of accumulated other comprehensive (loss) income, a separate component of shareholders' equity.

In respect of other transactions denominated in currencies other than the respective entities' functional currencies, the monetary assets and liabilities are translated at the year end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. Non-monetary balance sheet and related income statement accounts are remeasured into U.S. dollar using historical exchange rates. All of the exchange gains or losses resulting from these other transactions are recognized in the statement of operations and comprehensive loss.

Earnings Per Share, Policy [Policy Text Block]
(l)	Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options, warrants and convertible securities are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options and warrants to purchase 7,830,059, 7,876,229, and 1,687,914 common shares of the Company during fiscal 2012, 2011, and 2010, respectively, were not included in the computation of diluted EPS because the Company has incurred a loss for the years ended November 30, 2012, 2011 and 2010 as the effect would be anti-dilutive.

Comprehensive Income, Policy [Policy Text Block]
(m)	Comprehensive loss

The Company follows ASC topic 810-10. This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is loss plus certain items that are recorded directly to shareholders' equity. Other than foreign exchange gains and losses arising from cumulative translation adjustments, the Company has no other comprehensive loss items.

Fair Value Measurement, Policy [Policy Text Block]
(n)	Fair value measurement

Under ASC topic 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic 820 establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. The adoption of ASC topic 820 for financial assets and liabilities did not have a material effect on the Company's consolidated financial statements, or result in any significant changes to its valuation techniques or key considerations used in valuations.

New Accounting Pronouncements, Policy [Policy Text Block]
(o)	Recently adopted accounting pronouncements

In May 2011, the FASB provided amendments ASU 2011-4 “Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments provide clarification and/or additional requirements relating to the following: a) application of the highest and best use and valuation premise concepts, b) measurement of the fair value of instruments classified in an entity’s shareholders’ equity, c) measurement of the fair value of financial instruments that are managed within a portfolio, d) application of premiums and discounts in a fair value measurement, and e) disclosures about fair value measurements. These amendments are effective prospectively for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-4 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.

In June 2011, the FASB provided amendments ASU 2011-05 “Presentation of Comprehensive Income” requiring an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements, eliminating the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. Additionally, the amendments require an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These amendments are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements, as the Company was already presenting its statement of comprehensive income in accordance with the guidelines above.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements."  The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05 (i.e., those related to the requirement to report the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements). Accordingly, for public entities, the effective date is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company adopted ASU 2011-12 on March 1, 2012. The adoption did not have an impact on the Company’s 2012 financial statements.

Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Depreciation Rates [Table Text Block]
Assets	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	50%
Furniture and fixtures	Declining balance	20%
Laboratory equipment	Declining balance	20%
Leasehold improvements	Straight line	Over term of lease

Note 4 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2012
Property, Plant and Equipment [Table Text Block]
			November 30, 2012
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	243,798	188,935	54,863
Computer software	126,568	53,916	72,652
Furniture and fixtures	140,829	98,091	42,738
Laboratory equipment	2,602,478	1,383,709	1,218,769
Leasehold improvements	1,108,246	1,108,246	-
Laboratory equipment under capital lease	225,192	88,617	136,575
Computer equipment under capital lease	84,990	74,884	10,106
	4,532,101	2,996,398	1,535,703
			November 30, 2011
	Cost	Accumulated amortization	Carrying value
	$	$	$

Computer equipment	185,662	145,070	40,592
Computer software	39,355	27,808	11,547
Furniture and fixtures	111,255	76,187	35,068
Laboratory equipment	1,941,659	1,264,505	677,154
Leasehold improvements	940,362	927,021	13,341
Lab equipment under capital lease	201,622	44,128	157,494
Computer under capital lease	76,093	59,375	16,718
	3,496,008	2,544,094	951,914

Note 5 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Accrued Liabilities [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$

Professional fees	116,179	307,465
Other	108,618	128,689
	224,797	436,154

Note 6 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Related Party Transactions [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$
Promissory note payable to two directors and officers of the Company, unsecured 6% annual interest rate on the outstanding loan balance (i) (2012 - C$750,534; 2011 - C$774,330)	755,368	729,520
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms. (2012 - C$28,167; 2011 - C$28,167)	28,349	27,606
	783,717	757,126

Note 8 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Future Minimum Lease Payments [Table Text Block]
Year ending November 30, 2012	Capital Lease	Operating Lease
	$	$

2013	62,470	89,016
2014	49,251	-
	111,721	89,016
Less: amounts representing interest at 14%	13,955	-
	97,766	89,016
Less: Current portion	51,524	-
Balance, long-term portion	46,242	89,016

Note 10 - Options (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Volatility	64.7%	63.8%
Risk-free interest rate	0.08%	0.02%
Expected life (in years)	10.00	7.77
Dividend yield	-	-
The weighted average grant date fair value per options granted	$2.51	$1.86

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			November 30, 2012			November 30, 2011			November 30, 2010
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	3,216,954	5.33	2.82	3,038,698	5.53	2.87	2,939,188	6.48	3.46
Granted	955,000	3.27	2.51	328,000	3.51	1.84	152,722	3.36	1.59
Exercised	-	-	-	(25,000)	3.73	1.55	-	-	-
Forfeiture	(32,862)	-	-	(4,667)	-	-	(25,000)	-	-
Expired	(33)	69.74	53.82	(120,077)	6.01	1.61	(28,212)	51.47	25.29
Balance at end of period	4,139,059	4.86	2.76	3,216,954	5.53	2.87	3,038,698	6.48	3.46

Options exercisable, end of year	2,286,589	5.94	3.55	1,585,816	7.11	4.03	1,328,667	8.00	4.45

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	4,094,833	3.52	3.90	1.85	2,242,363	3.48	1.89
5.01 - 7.50	-	-	-	-	-	-	-
7.51 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	36,032	39.52	4.83	30.99	36,032	39.50	30.99
300.00 - 500.00	3,971	331.15	3.30	223.52	3,971	331.15	223.52
500.01 - 1,000.00	4,190	705.99	0.29	435.71	4,190	705.99	435.71
1,000.01 - 1,500.00	33	1,149.13	1.45	709.18	33	1,149.13	709.18
	4,139,059	4.86			2,286,589	5.94

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Research and development	1,505,061	601,423	885,600
Selling, general and administrative	818,784	101,037	138,026
	2,323,845	702,460	1,023,626

Note 11 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	November 30, 2012		November 30, 2011
	$	shares	$	shares

Additional paid in capital	36,727	12,199	33,101	10,250
Accrued liability	9,688	4,611	6,569	2,050

Note 13 - Warrants (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise
Series B	2.50	3,470,000	February 1, 2013	1,735,000
Agent	3.125	96,000	March 30, 2014	96,000
Series A	2.50	3,720,000	February 1, 2016	1,860,000
		7,286,000		3,691,000

Schedule of Warrant Transactions [Table Text Block]
	November 30, 2012	November 30, 2011

Outstanding, beginning of year	8,979,275	357,237
Issued during the year	-	9,696,000
Exercised during the year	(1,450,000)	(960,000)
Expired during the year	(243,275)	(113,962)
Outstanding, end of year	7,286,000	8,979,275

Schedule of Fair Value Assumptions for Warrants [Table Text Block]
Warrant	Warrants outstanding	Volatility	Risk free rate	Expected life (years)
		%	%

Series A	3,720,000	54.90	0.37%	3.1
Series B	3,470,000	48.20	0.18%	0.2
Agent	96,000	46.15	0.18%	1.1

Note 14 - Income taxes (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	%	%	%

Statutory income tax rate	27	28	31

	$	$	$

Statutory income tax recovery	(1,632,406)	(1,366,478)	(1,785,938)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)	-	-
Ontario tax rate change	(420,990)	-	-
Foreign exchange change	(230,695)	-	-
True up of tax returns, etc.	28,629	238,531	(320,288)
	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,031,917	4,147,325	2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	-	-	-

Schedule of Operating Losses [Table Text Block]
Canadian income tax losses expiring in the year ended November 30,	Federal
$

2014	(1,787,361)
2015	(2,276,467)
2026	(548,823)
2027	-
2028	(1,467,117)
2029	(1,502,598)
2030	(3,879,335)
2031	(5,278,281)
2032	(5,923,991)
(22,663,973)
United States Federal income tax losses expiring in the year ended November 30,
$

2024	23,426
2025	16,234
2026	34,523
74,183

Note 16 - Financial instruments (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$

Cash	447,016	3,817,158
Bankers acceptance	50,000	999,930
(30 days maturity, interest 0.10%)
Total cash and cash equivalents	497,016	4,817,088

Past Due Financing Receivables [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$

Total accounts receivable	2,778	3,383
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	2,778	3,383

Not past due	2,778	1,122
Past due for more than 31 days but no more than 60 days	-	1,096
Past due for more than 61 days but no more than 90 days	-	1,165
Total accounts receivable, net	2,778	3,383

Schedule of Foreign Exchange Contracts, Statement of Financial Position [Table Text Block]
		November 30, 2012		November 30, 2011
	Canadian	U.S	Canadian	U.S
FX rates used to translate to U.S.	0.9936		1.0203
	$	$	$	$

Assets
Cash	247,397	248,991	580,958	569,399
Investment tax credits	300,000	301,932	356,963	349,861
	547,397	550,923	937,921	919,260
Liabilities
Accounts payable	284,727	286,561	390,190	382,427
Accrued liabilities	106,621	107,308	334,493	327,838
Employee cost payable	189,383	190,603	264,588	259,324
Capital lease	51,194	51,524	44,263	43,382
Due to related party	778,701	783,716	772,496	757,126
	1,410,626	1,419,712	1,806,030	1,770,097
Net exposure	(863,229)	(868,789)	(868,109)	(850,837)

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year
	$	$	$	$	$

Accounts payable	512,360	-	-	-	-
Accrued liabilities	224,797	-	-	-	-
Employee cost payable	663,222	-	-	-	-
Lease obligations	12,188	12,638	13,591	13,107	46,242
Due to related parties	783,717	-	-	-	-
	2,196,284	12,638	13,591	13,107	46,242

Note 17 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Revenue
United States	107,091	501,814	1,459,385
	107,091	501,814	1,459,385

Total assets
Canada	2,474,878	6,247,228	3,267,706

Total property and equipment
Canada	1,535,703	951,914	925,554

Note 1 - Nature of Operations (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Retained Earnings (Accumulated Deficit)	$ (30,084,684)	$ (23,947,819)	$ (19,067,542)

Note 3 - Significant Accounting Policies (Detail)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Options and Warrants Outstanding (in Shares)	7,830,059	7,876,229	1,687,914

Note 3 - Significant Accounting Policies (Detail) - Depreciation Rates	12 Months Ended
Nov. 30, 2012
Computer Equipment [Member] | Declining Balance [Member]
Depreciation Rate	30.00%
Software [Member] | Declining Balance [Member]
Depreciation Rate	50.00%
Furniture and Fixtures [Member] | Declining Balance [Member]
Depreciation Rate	20.00%
Laboratory Equipment [Member] | Declining Balance [Member]
Depreciation Rate	20.00%
Straight Line [Member]
Leasehold improvements	Over term of lease

Note 4 - Property and Equipment (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Depreciation	$ 452,303	$ 227,456	$ 242,778
Asset Impairment Charges	$ 107,123		$ 36,481

Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cost	$ 4,532,101	$ 3,496,008
Accumulated amortization	2,996,398	2,544,094
Net book value	1,535,703	951,914	925,554
Computer Equipment [Member]
Cost	243,798	185,662
Accumulated amortization	188,935	145,070
Net book value	54,863	40,592
Software [Member]
Cost	126,568	39,355
Accumulated amortization	53,916	27,808
Net book value	72,652	11,547
Furniture and Fixtures [Member]
Cost	140,829	111,255
Accumulated amortization	98,091	76,187
Net book value	42,738	35,068
Laboratory Equipment [Member]
Cost	2,602,478	1,941,659
Accumulated amortization	1,383,709	1,264,505
Net book value	1,218,769	677,154
Leasehold Improvements [Member]
Cost	1,108,246	940,362
Accumulated amortization	1,108,246	927,021
Net book value		13,341
Laboratory Equipment Under Capital Lease [Member]
Cost	225,192	201,622
Accumulated amortization	88,617	44,128
Net book value	136,575	157,494
Computer Equipment Under Capital Lease [Member]
Cost	84,990	76,093
Accumulated amortization	74,884	59,375
Net book value	$ 10,106	$ 16,718

Note 5 - Accrued Liabilities (Detail) - Accrued Liabilities (USD $)	Nov. 30, 2012	Nov. 30, 2011
Professional fees	$ 116,179	$ 307,465
Other	108,618	128,689
	$ 224,797	$ 436,154

Note 6 - Due to Related Parties (Detail)	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CAD	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2012 Interest Expense [Member] CAD	Nov. 30, 2011 Interest Expense [Member] USD ($)	Nov. 30, 2010 Interest Expense [Member] USD ($)
Interest Expense, Related Party	$ 45,278		$ 73,011	$ 94,055
Payments from Net Cash (in Dollars)		800,000
Related Party Transaction, Amounts of Transaction	$ 39,173		$ 801,551	$ 755,760	39,083	$ 163,099	$ 104,943

Note 6 - Due to Related Parties (Detail) - Amounts Due to Related Parties	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD
Note payable related party	$ 783,717	$ 757,126	$ 755,368	[1]	750,534	[1]	$ 729,520	[1]	774,330	[1]	$ 28,349	28,167	$ 27,606	28,167

[1]	Effective October 22, 2009 ("effective date"), the promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note") was amended to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the securities offering completed on February 1, 2011, and/or amounts received by IPC Corp for the scientific research tax credits received after the effective date for research expenses of IPC Corp incurred before the effective date and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2012, no principal repayment was made (2011 - $801,551; 2010 - $755,760) and interest payment of $39,170 (C$39,083) (2011 - $163,099; 2010 - $104,943) in respect of the promissory note was repaid by the Company in accordance with the terms of the IPC Arrangement Agreement.

Note 6 - Due to Related Parties (Detail) - Amounts Due to Related Parties (Parentheticals)	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD
Note payable related party (Canadian Dollars)	$ 783,717	$ 757,126	$ 755,368	[1]	750,534	[1]	$ 729,520	[1]	774,330	[1]	$ 28,349	28,167	$ 27,606	28,167
Interest rate on promissory note payable to two directors and officers of the Company			6.00%	[1]	6.00%	[1]	6.00%	[1]	6.00%	[1]

[1]	Effective October 22, 2009 ("effective date"), the promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note") was amended to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the securities offering completed on February 1, 2011, and/or amounts received by IPC Corp for the scientific research tax credits received after the effective date for research expenses of IPC Corp incurred before the effective date and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2012, no principal repayment was made (2011 - $801,551; 2010 - $755,760) and interest payment of $39,170 (C$39,083) (2011 - $163,099; 2010 - $104,943) in respect of the promissory note was repaid by the Company in accordance with the terms of the IPC Arrangement Agreement.

Note 7 - Employee Costs Payable (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Employee-related Liabilities, Current	$ 663,222	$ 736,073
Principal Shareholders, Directors, and Executive Officers [Member]
Employee-related Liabilities, Current	472,619	472,619
Certain Employees [Member]
Employee-related Liabilities, Current	$ 190,603	$ 263,454

Note 8 - Lease Obligations (Detail) - Minimum Lease Payments (USD $)	Nov. 30, 2012	Nov. 30, 2011
2013	$ 62,470
2013	89,016
2014	49,251
	111,721
	89,016
Less: amounts representing interest at 14%	13,955
	97,766
	89,016
Less: Current portion	51,524	43,383
Balance, long-term portion	46,242	95,206
Balance, long-term portion	$ 89,016

Note 8 - Lease Obligations (Detail) - Minimum Lease Payments (Parentheticals)	Nov. 30, 2012
Interest rate	14.00%

Note 9 - Capital Stock (Detail) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended					13 Months Ended
	Mar. 15, 2012	Jan. 31, 2011	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Odidi Holdco [Member]	Nov. 30, 2011 Odidi Holdco [Member]	Jan. 31, 2011 Private Placement Offering [Member]	Jan. 31, 2011 Series A Common Share Purchase Warrant [Member]	Jan. 31, 2011 Series B Common Share Purchase Warrant [Member]
Common Stock, Shares, Issued			17,906,937	15,908,444		6,005,751	5,997,751
Common Stock, Shares, Outstanding			17,906,937	15,908,444
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						34.00%	38.00%
Private Placement Units		4,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		3.125							2.5	2.5
Proceeds from Issuance of Private Placement (in Dollars)		$ 12,000,000
Warrants Issued (in Shares)		96,000		9,696,000
Deferred Offering Costs (in Dollars)		2,357,732
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)		229,005						655,582
Derivative Liability, Fair Value, Gross Liability (in Dollars)		12,655,582
Proceeds from Issuance or Sale of Equity (in Dollars)	5,000,000		5,000,000	12,000,000
Stock Issued During Period, Shares, New Issues	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)	$ 2.75
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)	$ 779,271		$ (779,271)		$ 68,328

Note 10 - Options (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended
	Aug. 30, 2004	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Performance Shares [Member]	Nov. 30, 2011 Performance Shares [Member]	May 28, 2010 Restricted Stock Units (RSUs) [Member]	Nov. 30, 2011 Employee Stock Option Plan [Member]	Nov. 30, 2011 Non-Management Board Members [Member]	Nov. 30, 2012 Employees [Member]	Nov. 30, 2012 Employee Stock Option Plan [Member]	Nov. 30, 2012 Maximum [Member]
Maximum Percentage of Shares Issuable Under Share Based Compensation Plans		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,790,694					330,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		2,286,589	1,585,816	1,328,667							1,375,119
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term		2 years										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		415,575
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,763,940	955,000	328,000	152,722				208,000	120,000	955,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,381,970
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)		$ 2,214,000	$ 2,214,000
Share-based Compensation (in Dollars)		2,323,845	702,460	1,023,626		442,800
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures						276,394
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			25,000
Proceeds from Stock Options Exercised (in Dollars)			93,165
Stock Granted During Period, Value, Share-based Compensation, Forfeited (in Dollars)			$ 7,302

Note 10 - Options (Detail) - Fair Value Assumptions of Option Awards (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
The weighted average grant date fair value per options granted (in Dollars per share)	$ 2.51	$ 1.84	$ 1.59
Broker Options [Member]
Volatility	64.70%	63.80%
Risk-free interest rate	0.08%	0.02%
Expected life (in years)	10 years	7 years 281 days
Dividend yield	0.00%	0.00%
The weighted average grant date fair value per options granted (in Dollars per share)	$ 2.51	$ 1.86

Note 10 - Options (Detail) - Stock Option Transactions (USD $)	1 Months Ended	12 Months Ended
	Aug. 30, 2004	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Beginning [Member]	Nov. 30, 2011 Beginning [Member]	Nov. 30, 2010 Beginning [Member]	Nov. 30, 2009 Beginning [Member]	Nov. 30, 2012 Ending [Member]	Nov. 30, 2011 Ending [Member]	Nov. 30, 2010 Ending [Member]
Outstanding, beginning of period, (in Shares)						3,216,954	3,038,698	2,939,188	4,139,059	3,216,954	3,038,698
Outstanding, beginning of period,						$ 5.33	$ 5.53	$ 6.48	$ 4.86	$ 5.53	$ 6.48
Outstanding, beginning of period,					$ 2.82	$ 2.87	$ 3.46
Granted (in Shares)	2,763,940	955,000	328,000	152,722
Granted		$ 3.27	$ 3.51	$ 3.36
Granted		$ 2.51	$ 1.84	$ 1.59
Exercised (in Shares)			(25,000)
Exercised			$ 3.73
Exercised			$ 1.55
Forfeiture (in Shares)		(32,862)	(4,667)	(25,000)
Expired (in Shares)		(33)	(120,077)	(28,212)
Expired		$ 69.74	$ 6.01	$ 51.47
Expired		$ 53.82	$ 1.61	$ 25.29
Balance at end of period (in Shares)						3,216,954	3,038,698	2,939,188	4,139,059	3,216,954	3,038,698
Balance at end of period		$ 4.86				$ 5.33	$ 5.53	$ 6.48	$ 4.86	$ 5.53	$ 6.48
Balance at end of period									$ 2.76	$ 2.87	$ 3.46
Options exercisable, end of year (in Shares)		2,286,589	1,585,816	1,328,667
Options exercisable, end of year		$ 5.94	$ 7.11	$ 8
Options exercisable, end of year		$ 3.55	$ 4.03	$ 4.45

Note 10 - Options (Detail) - Stock Options Oustanding (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Under $2.50 [Member]	Nov. 30, 2012 $2.51 - $5.00 [Member]	Nov. 30, 2012 $7.51 - $10.00 [Member]	Nov. 30, 2012 $10.01 - $100.00 [Member]	Nov. 30, 2012 $300.00 - $500.00 [Member]	Nov. 30, 2012 $500.01 - $1,000.00 [Member]	Nov. 30, 2012 $1,000.01 - $1,500.00 [Member]
Number outstanding (in Shares)	4,139,059			0	4,094,833	0	36,032	3,971	4,190	33
Weighted average exercise price per share	$ 4.86			$ 0	$ 3.52	$ 0	$ 39.52	$ 331.15	$ 705.99	$ 1,149.13
Weighted average remaining contract life (years)				0 years	3 years 328 days	0 years	4 years 302 days	3 years 109 days	105 days	1 year 164 days
Weighted average grant due fair value				$ 0	$ 1.85	$ 0	$ 30.99	$ 223.52	$ 435.71	$ 709.18
Number exercisable (in Shares)	2,286,589	1,585,816	1,328,667	0	2,242,363	0	36,032	3,971	4,190	33
Options exercisable weighted average exercise price per share	$ 5.94	$ 7.11	$ 8	$ 0	$ 3.48	$ 0	$ 39.5	$ 331.15	$ 705.99	$ 1,149.13
Options exercisable weighted average grant date fair value	$ 3.55	$ 4.03	$ 4.45	$ 0	$ 1.89	$ 0	$ 30.99	$ 223.52	$ 435.71	$ 709.18

Note 10 - Options (Detail) - Components of Stock-Based Compensation Expense (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Research and development	$ 5,992,417	$ 5,125,608	$ 4,533,310
Selling, general and administrative	3,672,313	2,925,454	2,699,204
	2,323,845	702,460	1,023,626
Stock Based Compensation Expense [Member]
Research and development	1,505,061	601,423	885,600
Selling, general and administrative	$ 818,784	$ 101,037	$ 138,026

Note 11 - Deferred Share Units (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Deferred Share Units [Member]	May 28, 2010 Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,790,694			110,000
Deferred Share Units to Non Management Board Members (in Dollars)	$ 36,727	$ 33,101	$ 22,449
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	415,575		87,551

Note 11 - Deferred Share Units (Detail) - Deferred Share Units (USD $)	Nov. 30, 2012	Nov. 30, 2011
Additional paid in capital (in Dollars)	$ 28,409,665	$ 20,822,672
Deferred Share Units [Member]
Additional paid in capital (in Dollars)	36,727	33,101
Additional paid in capital	12,199	10,250
Accrued liability (in Dollars)	$ 9,688	$ 6,569
Accrued liability	4,611	2,050

Note 13 - Warrants (Detail) (USD $)	11 Months Ended	12 Months Ended				4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended			12 Months Ended
	Nov. 30, 2009	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012	Jan. 31, 2011	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2011 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Private Placement Offering [Member]	Nov. 30, 2012 Private Placement Offering [Member]	Nov. 30, 2011 Private Placement Offering [Member]	Nov. 30, 2012 Cash Exercise Of Warrants [Member]	Nov. 30, 2012 Cashless Exercise [Member]	Nov. 30, 2011 Cashless Exercise [Member]
Warrants Issued (in Shares)		9,696,000			96,000	4,800,000			4,800,000			96,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					3.125	2.5			2.5			3.125
Warrants and Rights Outstanding		$ 6,611,015		$ 1,960,893		$ 7,214,366	$ 1,659,492	$ 3,786,049	$ 5,441,216	$ 276,038	$ 2,741,185	$ 229,005	$ 25,363	$ 83,781
Fair Value Assumptions, Expected Volatility Rate						70.00%	54.90%		59.00%	48.20%		67.00%
Fair Value Assumptions, Risk Free Interest Rate						0.99%	0.37%		0.29%	0.18%		0.99%
Fair Value Assumptions, Expected Term						5 years	3 years 36 days		2 years	73 days		3 years
Warrants Exercisable (in Shares)				7,286,000
Warrants Exercised (in Shares)		960,000		1,450,000											150,000	1,300,000	960,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															75,000	105,315	176,469
Fair Value of Warrants Exercised				1,005,692
Change in Fair Value Warrants	$ 223,782	$ 5,346,878	$ 3,841,233

Note 13 - Warrants (Detail) - Warrants Outstanding and Exercisable	Nov. 30, 2012	Jan. 31, 2011	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member] Fair Value Assumptions Used [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Agent Warrants [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member] Fair Value Assumptions Used [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]
Exercise price (in Dollars per Item)		3.125	2.5		2.5	3.125	2.5		2.5
Number Outstanding	7,286,000		3,470,000	3,470,000		96,000	3,720,000	3,720,000
Expiry			February 1, 2013			March 30, 2014	February 1, 2016
Shares Issuable Upon Exercise	3,691,000		1,735,000			96,000	1,860,000

Note 13 - Warrants (Detail) - Warrant Transactions	Nov. 30, 2012	Nov. 30, 2011	Jan. 31, 2011	Nov. 30, 2010
Outstanding, beginning of year	7,286,000	8,979,275		357,237
Issued during the year		9,696,000	96,000
Exercised during the year	(1,450,000)	(960,000)
Expired during the year	(243,275)	(113,962)
Outstanding, end of year	7,286,000	8,979,275		357,237

Note 13 - Warrants (Detail) - Fair Value Assumptions for Warrants	4 Months Ended	12 Months Ended
	Feb. 01, 2011	Nov. 30, 2012
Warrants Outstanding (in Shares)		7,286,000
Series A Common Share Purchase Warrant [Member]
Warrants Outstanding (in Shares)		3,720,000
Volatility	70.00%	54.90%
Risk Free Rate	0.99%	0.37%
Expected Life in Years	5 years	3 years 36 days
Series B Common Share Purchase Warrant [Member]
Warrants Outstanding (in Shares)		3,470,000
Volatility	59.00%	48.20%
Risk Free Rate	0.29%	0.18%
Expected Life in Years	2 years	73 days
Agent Warrants [Member]
Warrants Outstanding (in Shares)		96,000
Volatility		46.15%
Risk Free Rate		0.18%
Expected Life in Years		1 year 36 days

Note 14 - Income taxes (Detail) (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Tax Credit Carryforward, Amount	$ 301,932	$ 349,861
Federal SR & ED Expenditures [Member]
Other Tax Carryforward, Gross Amount	9,822,000	7,549,000
Ontario Harmonization Credits [Member]
Tax Credit Carryforward, Amount	427,000	362,000
Unclaimed ITCs [Member]
Tax Credit Carryforward, Amount	$ 2,089,000	$ 1,352,000	$ 740,200

Note 14 - Income taxes (Detail) - Income Tax Reconciliation (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Statutory income tax rate	27.00%	28.00%	31.00%
Statutory income tax recovery	$ (1,632,406)	$ (1,366,478)	$ (1,785,938)
Non-deductible expenses/ non-taxable income	(399,748)	(1,324,979)	323,643
Change in valuation allowance	3,217,198	2,452,926	1,782,583
Investment tax credit	(561,988)
Ontario tax rate change	(420,990)
Foreign exchange change	(230,695)
True up of tax returns, etc.	28,629	238,531	(320,288)
	$ 0	$ 0	$ 0

Note 14 - Income taxes (Detail) - Deferred Tax Assets and Liabilities (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Deferred tax assets
Non-capital loss carry-forwards	$ 6,031,917	$ 4,147,325	$ 2,813,049
Book and tax basis differences on assets and liabilities	773,590	824,640	632,422
Other	17,590	8,635	10,380
Ontario harmonization tax credit	427,355	361,888	431,601
Investment tax credit	2,089,238	1,351,859	740,213
Undeducted research and development expenditures	2,179,097	1,607,242	1,220,998
	11,518,787	8,301,589	5,848,663
Valuation allowances for deferred tax assets	(11,518,787)	(8,301,589)	(5,848,663)
Net deferred tax assets	$ 0	$ 0	$ 0

Note 14 - Income taxes (Detail) - Summary of Operating Losses (USD $)	Nov. 30, 2032 Canada [Member]	Nov. 30, 2031 Canada [Member]	Nov. 30, 2030 Canada [Member]	Nov. 30, 2029 Canada [Member]	Nov. 30, 2028 Canada [Member]	Nov. 30, 2027 Canada [Member]	Nov. 30, 2026 Canada [Member]	Nov. 30, 2015 Canada [Member]	Nov. 30, 2014 Canada [Member]	Nov. 30, 2012 Canada [Member]	Nov. 30, 2026 Internal Revenue Service (IRS) [Member]	Nov. 30, 2025 Internal Revenue Service (IRS) [Member]	Nov. 30, 2024 Internal Revenue Service (IRS) [Member]	Nov. 30, 2012 Internal Revenue Service (IRS) [Member]
Income tax losses expiring in the year ended November 30	$ (5,923,991)	$ (5,278,281)	$ (3,879,335)	$ (1,502,598)	$ (1,467,117)	$ 0	$ (548,823)	$ (2,276,467)	$ (1,787,361)	$ (22,663,973)	$ 34,523	$ 16,234	$ 23,426	$ 74,183

Note 15 - Contingencies (Detail) (CAD)	Nov. 30, 2012
Guarantor Obligations, Maximum Exposure, Undiscounted	1,455,000
Threshold Amount [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted	50,000

Note 16 - Financial instruments (Detail)	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2009 USD ($)	Nov. 30, 2012 Revenues [Member] One Customer [Member]	Nov. 30, 2011 Revenues [Member] Customer A [Member]	Nov. 30, 2010 Revenues [Member] Customer A [Member]	Nov. 30, 2009 Revenues [Member] Customer B [Member]	Nov. 30, 2011 Revenues [Member] Customer B [Member]	Nov. 30, 2012 Accounts Receivable [Member] One Customer [Member]	Nov. 30, 2010 Accounts Receivable [Member] One Customer [Member]	Nov. 30, 2011 Accounts Receivable [Member] Two Customers [Member]	Nov. 30, 2011 Base Amount for Exchange Rate [Member] USD ($)	Nov. 30, 2011 Base Amount for Exchange Rate [Member] CAD
Concentration Risk, Percentage					100.00%	98.00%	100.00%	10.00%	2.00%	100.00%	100.00%	100.00%
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 497,016	$ 4,817,088	$ 789,136	$ 8,014,492										1,000,000
Foreign Currency Transaction Gain, before Tax (in Dollars)													$ 100,000

Note 16 - Financial instruments (Detail) - Cash and Cash Equivalents (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cash	$ 447,016	$ 3,817,158
Bankers acceptance	50,000	999,930
Total cash and cash equivalents	$ 497,016	$ 4,817,088	$ 789,136	$ 8,014,492

Note 16 - Financial instruments (Detail) - Cash and Cash Equivalents (Parentheticals)	Nov. 30, 2012	Nov. 30, 2011
Bankers acceptance, interest rate	0.10%	0.10%

Note 16 - Financial instruments (Detail) - Accounts Receivable Aging (USD $)	Nov. 30, 2012	Nov. 30, 2011
Total accounts receivable	$ 2,778	$ 3,383
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	2,778	3,383
Not past due	2,778	1,122
Past due for more than 31 days but no more than 60 days		1,096
Past due for more than 61 days but no more than 90 days		$ 1,165

Note 16 - Financial instruments (Detail) - Foreign Exchange Rates	Nov. 30, 2012 CAD	Nov. 30, 2011 CAD	Nov. 30, 2012 Canada [Member] Cash [Member] USD ($)	Nov. 30, 2011 Canada [Member] Cash [Member] USD ($)	Nov. 30, 2012 Canada [Member] Investment Tax Credits [Member] USD ($)	Nov. 30, 2011 Canada [Member] Investment Tax Credits [Member] USD ($)	Nov. 30, 2012 Canada [Member] Accounts Payable [Member] USD ($)	Nov. 30, 2011 Canada [Member] Accounts Payable [Member] USD ($)	Nov. 30, 2012 Canada [Member] Accrued Liabilities [Member] USD ($)	Nov. 30, 2011 Canada [Member] Accrued Liabilities [Member] USD ($)	Nov. 30, 2012 Canada [Member] Employee Cost Payable [Member] USD ($)	Nov. 30, 2011 Canada [Member] Employee Cost Payable [Member] USD ($)	Nov. 30, 2012 Canada [Member] Capital Lease [Member] USD ($)	Nov. 30, 2011 Canada [Member] Capital Lease [Member] USD ($)	Nov. 30, 2012 Canada [Member] Due to Related Party [Member] USD ($)	Nov. 30, 2011 Canada [Member] Due to Related Party [Member] USD ($)	Nov. 30, 2012 Canada [Member] USD ($)	Nov. 30, 2011 Canada [Member] USD ($)	Nov. 30, 2012 Cash [Member] CAD	Nov. 30, 2011 Cash [Member] CAD	Nov. 30, 2012 Investment Tax Credits [Member] CAD	Nov. 30, 2011 Investment Tax Credits [Member] CAD	Nov. 30, 2012 Accounts Payable [Member] CAD	Nov. 30, 2011 Accounts Payable [Member] CAD	Nov. 30, 2012 Accrued Liabilities [Member] CAD	Nov. 30, 2011 Accrued Liabilities [Member] CAD	Nov. 30, 2012 Employee Cost Payable [Member] CAD	Nov. 30, 2011 Employee Cost Payable [Member] CAD	Nov. 30, 2012 Capital Lease [Member] CAD	Nov. 30, 2011 Capital Lease [Member] CAD	Nov. 30, 2012 Due to Related Party [Member] CAD	Nov. 30, 2011 Due to Related Party [Member] CAD
FX rates used to translate to U.S.																	0.9936	1.0203
Assets
Assets subject to foreign currency translation (in Dollars)	550,923	919,260	$ 247,397	$ 580,958	$ 300,000	$ 356,963											$ 547,397	$ 937,921	248,991	569,399	301,932	349,861
Assets subject to foreign currency translation	550,923	919,260	247,397	580,958	300,000	356,963											547,397	937,921	248,991	569,399	301,932	349,861
Liabilities
Liabilities subject to foreign currency translation (in Dollars)	1,419,712	1,770,097					284,727	390,190	106,621	334,493	189,383	264,588	51,194	44,263	778,701	772,496	1,410,626	1,806,030					286,561	382,427	107,308	327,838	190,603	259,324	51,524	43,382	783,716	757,126
Liabilities subject to foreign currency translation	1,419,712	1,770,097					284,727	390,190	106,621	334,493	189,383	264,588	51,194	44,263	778,701	772,496	1,410,626	1,806,030					286,561	382,427	107,308	327,838	190,603	259,324	51,524	43,382	783,716	757,126
Net exposure (in Dollars)	(868,789)	(850,837)															(863,229)	(868,109)
Net exposure	(868,789)	(850,837)															$ (863,229)	$ (868,109)

Note 16 - Financial instruments (Detail) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities (USD $)	12 Months Ended
Nov. 30, 2012
Accounts Payable [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	$ 512,360
Accrued Liabilities [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	224,797
Employee Cost Payable [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	663,222
Lease Obligations [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	12,188
Lease Obligations [Member] | 3 to 6 Months [Member]
Undiscounted future cash flows	12,638
Lease Obligations [Member] | 6 to 9 Months [Member]
Undiscounted future cash flows	13,591
Lease Obligations [Member] | 9 Months to 1 Year [Member]
Undiscounted future cash flows	13,107
Lease Obligations [Member] | Greater Than 1 Year [Member]
Undiscounted future cash flows	46,242
Due to Related Party [Member] | Less Than 3 Months [Member]
Undiscounted future cash flows	783,717
Less Than 3 Months [Member]
Undiscounted future cash flows	2,196,284
3 to 6 Months [Member]
Undiscounted future cash flows	12,638
6 to 9 Months [Member]
Undiscounted future cash flows	13,591
9 Months to 1 Year [Member]
Undiscounted future cash flows	13,107
Greater Than 1 Year [Member]
Undiscounted future cash flows	$ 46,242

Note 17 - Segmented Information (Detail) - Information by Geographic Segment (USD $)	12 Months Ended			23 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2010
United States	$ 107,091	$ 501,814		$ 1,459,385
	107,091	501,814	1,459,385	1,459,385
Canada	2,474,878	6,247,228	3,267,706	3,267,706
Canada	$ 1,535,703	$ 951,914	$ 925,554	$ 925,554

Note 18 - Non-Cash Transactions (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Research and Development Expense	$ 5,992,417	$ 5,125,608	$ 4,533,310
Write-off of Previously Recorded Investment Tax Credit [Member]
Research and Development Expense	$ 39,170		$ 26,832

Note 19 - Subsequent Events (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	500,000
Unsecured Convertible Debentures [Member]
Debt Instrument, Face Amount (in Dollars)	1.5
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	3